UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08327

Name of Fund: BlackRock Global Growth Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Global Growth Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2010

Date of reporting period: 02/28/2010

Item 1 – Report to Stockholders

Semi-Annual Report

FEBRUARY 28, 2010 I (UNAUDITED)

BlackRock Global Growth Fund, Inc.

BlackRock Focus Growth Fund, Inc.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Dear Shareholder

The past year marked a pivotal turning point for global markets as the Great Recession that started in December 2007 began to recede and give way to recov-

ery. The dramatic about-face could be attributed to a confluence of factors, most notably the extraordinary policy actions of global governments and central banks, a resurgence in corporate profits and growing signs of stability and healing in world economies.

After reaching a trough in early March 2009, stocks galloped higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. The result was a powerful upswing in global equities and other higher-risk assets through the end of 2009. More recently, the combination of mixed economic data, lingering deflation issues (especially in Europe) and proposed fees and levies on banks dampened investor conviction, resulting in a several-week bout of profit-taking. The selloff had a more pronounced negative effect on inter-

national and emerging market equities due primarily to concerns of higher interest rates in Asia and negative headlines out of Europe, particularly in Greece.

Generally speaking, investors’ renewed affinity for risk was notable in the fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes in 2009 was the reversal of the flight-to-quality trade. High yield, one of the most battered areas during the financial crisis, emerged as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Despite weak fundamentals, the municipal market produced solid returns as technical conditions remained supportive of the asset class. Municipal bond mutual funds enjoyed strong inflows and tax-exempt issuance remained low thanks to the ever-increasing popularity of the Build America Bond program. Nevertheless, state and local fiscal woes and bankruptcy fears remain firmly in the spotlight, and bear close monitoring.

At the same time, yields on money market securities declined throughout the reporting period and remain near all-time lows, with the Federal Open Market

Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.” Investor assets in money market funds declined from the peak registered in early 2009, but remain above levels registered prior to the financial crisis that began in 2007.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of February 28, 2010	6-month	12-month
US equities (S&P 500 Index)	9.32%	53.62%
Small cap US equities (Russell 2000 Index)	10.59	63.95
International equities (MSCI Europe, Australasia, Far East Index)	0.72	54.58
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.20
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.07	(1.54)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.19	9.32
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.13	9.98
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	13.86	55.20
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market continues to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncer-

tainty, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit

www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly com-

panion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued

partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of February 28, 2010 BlackRock Global Growth Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?

• Effective January 1, 2010, the Fund changed the benchmark against which it measures its performance from the Standard and Poor’s Global Broad
Market Index (the “S&P Global BMI”) to the MSCI All Country World Index
(the “MSCI ACWI”), a broad measure of market performance. The MSCI ACWI represents the industry standard benchmark for global multi-cap strategies such as the Fund’s and is widely used by the Fund’s peer group.

• For the six-month period, the Fund underperformed both the MSCI ACWI and the S&P Global BMI.

What factors influenced performance?

• Stock selection in the information technology sector was the biggest det-
ractor from Fund performance relative to the MSCI ACWI, primarily due to underperformance within semiconductors & semiconductors equipment.
Other areas of weakness included disappointing results among airline and steel holdings. In addition, while consumer staples was the best-performing sector for the period, an underweight and stock selection hindered Fund returns. Geographically, a modest underweight in emerging markets, Latin
America in particular, hurt return comparisons as they generally outper-
formed developed markets. Lastly, the Fund’s cash position somewhat ham-
pered results as the markets experienced positive returns during the period.

• On the positive side, an underweight in Europe was a positive factor as the region lagged due to sovereign default concerns and a less-favorable economic outlook. Maintaining an overweight in North America also yielded positive results. Japan was another source of strength, as an underweight earlier in the period and subsequent overweight due to additions in the exporting space both contributed to Fund returns. At the sector level, our preference for energy stocks with greater exposure to rising energy prices resulted in strong stock selection effects, and cyclical improvements in media industries helped the Fund outperform within consumer discretionary.
Finally, our generally cautious positioning among banks aided results within the financials sector.

Describe recent portfolio activity.

• After rebounding dramatically off of March 2009 lows, equities began to consolidate toward the end of the period. This is typical following recessions or financial crises as investors await clarity on the sustainability of economic recovery. We reduced risk in the Fund by cutting back on higher-beta and extended positions, and adding back to lower-beta, more attractively valued names. This resulted in reduced exposure to financials (particularly insur-
ance and real estate companies) consumer discretionary and energy stocks with greater sensitivity to energy prices. Conversely, we increased our exposure most notably to technology and major oil stocks.

Describe Fund positioning at period end.

• At period end, given our opinion that markets will remain range-bound until the sustainability of economic recovery becomes apparent, overall active risk exposures are being kept in check and we are maintaining exposure to both cyclical and defensive industries.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Long-Term
Ten Largest Holdings	Investments
Microsoft Corp.	2%
Exxon Mobil Corp.	1
Chevron Corp.	1
Marubeni Corp.	1
Novartis AG, Registered Shares	1
Honda Motor Co., Ltd.	1
Mitsui & Co., Ltd.	1
United Parcel Service, Inc., Class B	1
GlaxoSmithKline Plc	1
Itochu Corp.	1

Percent of
Long-Term
Geographic Allocation	Investments
United States	50%
Japan	10
United Kingdom	6
Canada	3
France	3
Switzerland	3
Germany	2
South Korea	2
Sweden	2
Hong Kong	2
Spain	2
Netherlands	2
Singapore	2
India	2
Taiwan	2
Other[1]	7
[1] Other includes a 1% holding in each of the following countries: Australia, Belgium,
India, Ireland, Israel, Italy and Luxembourg.

4 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

BlackRock Global Growth Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in common stock of companies of any market capitalization located in various foreign countries and the United
States, selected for their above average return potential.
3 This is a comprehensive, rules based index designed to measure global stock market performance.
4 This unmanaged market capitalization-weighted index is made up of equities from 23 countries, including the United States. The Fund now uses this index as its benchmark rather than the S&P Global Broad Market Index because Fund management believes it is a more appropriate measure of Fund management’s investment style and is better aligned with the Fund’s investment strategies.

Performance Summary for the Period Ended February 28, 2010
				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	5.28%	59.08%	N/A	6.84%	N/A	(1.47)%	N/A
Investor A	5.18	58.69	50.35%	6.55	5.40%	(1.73)	(2.25)%
Investor B	4.73	57.29	52.79	5.65	5.33	(2.35)	(2.35)
Investor C	4.71	57.32	56.32	5.69	5.69	(2.51)	(2.51)
Class R	4.93	58.02	N/A	6.18	N/A	(1.92)	N/A
S&P Global Broad Market Index	6.70	62.27	N/A	3.11	N/A	2.24	N/A
MSCI All Country World Index	6.03	58.12	N/A	2.19	N/A	0.64	N/A
[5] Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example
		Actual			Hypothetical[7]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 1, 2009 February 28, 2010 During the Period[6]			September 1, 2009 February 28, 2010 During the Period[6]
Institutional	$1,000	$1,052.80	$ 5.55	$1,000	$1,019.39	$ 5.46
Investor A	$1,000	$1,051.80	$ 6.82	$1,000	$1,018.16	$ 6.71
Investor B	$1,000	$1,047.30	$11.52	$1,000	$1,013.54	$11.33
Investor C	$1,000	$1,047.10	$10.91	$1,000	$1,014.14	$10.74
Class R	$1,000	$1,049.30	$ 8.74	$1,000	$1,016.27	$ 8.60
[6] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.09% for Institutional, 1.34% for Investor A, 2.27% for Investor B, 2.15% for Investor C
and 1.72% for Class R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
[7] Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 5

Fund Summary as of February 28, 2010 BlackRock Focus Growth Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?

• For the six-month period, through its investment in Master Focus Growth LLC
(the “Master LLC”), the Fund’s Institutional, Investor A and Investor C Shares
outperformed the benchmark Russell 1000 Growth Index, while Investor B
Shares trailed the index.

What factors influenced performance?

• During the reporting period, the Master LLC received the settlement pro-
ceeds from a class action lawsuit related to fraud in one of the Master LLC’s investments from several years ago. This resulted in a one-time cash inflow, which was distributed across all investors and boosted the Master
LLC’s return.

• In addition, stock selection in the industrials sector contributed to relative performance. The Master LLC’s two largest positions in the sector, Delta Air
Lines, Inc. and Danaher Corp., each returned more than 20% as the global economic recovery gained momentum. In the materials sector, a preference for metals & mining companies, United States Steel Corp. and Freeport-
McMoRan Copper & Gold, Inc., Class B, over chemical producers also added value during the six-month period.

• Conversely, negative stock selection in the health care sector detracted from relative returns. The Master LLC’s investment in Boston Scientific Corp. hurt return comparisons as the stock declined substantially after releasing a dis-
appointing earnings report in October. Other detractors in health care included Genzyme Corp. and UnitedHealth Group, Inc.

• Despite producing very good results in the internet software & services and computers & peripherals industries, the information technology sector also detracted from the Master LLC’s performance. Competition in the smart-
phone market hindered both wireless chip manufacturer QUALCOMM, Inc.
and smartphone maker Palm, Inc. as shares of both companies declined significantly over the period.

Describe recent portfolio activity.

• The Master LLC’s sector positioning remained stable during the six months, with each trade reflecting a stock-specific decision. A combination of trading and market movement led to slight increases in the Master LLC’s allocations to industrials and consumer discretionary at the expense of health care and energy.

Describe portfolio positioning at period end.

• At period end, the Master LLC held overweight positions in the industrials and health care sectors, while it was underweight in consumer staples and utilities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

BlackRock Focus Growth Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including advisory and administration fees, if any.
Institutional Shares do not have a sales charge.
2 The Fund invests all of its assets in Master Focus Growth LLC (the “Master LLC”). The Master LLC invests primarily in common stocks of approxi-
mately 25 to 35 companies that Fund management believes have strong earnings and revenue growth and capital appreciation potential.
3 This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-
average growth orientation.
4 Commencement of operations.

Performance Summary for the Period Ended February 28, 2010
				Average Annual Total Returns[4]
		1 Year		5 Years		Since Inception[5]
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	11.73%	47.97%	N/A	5.83%	N/A	(14.10)%	N/A
Investor A	11.58	47.22	39.49%	5.40	4.27%	(14.38)	(14.84)%
Investor B	10.80	46.62	42.12	4.56	4.23	(14.97)	(14.97)
Investor C	11.43	46.62	45.62	4.56	4.56	(15.09)	(15.09)
Russell 1000 Growth Index	11.32	54.19	N/A	1.89	N/A	(4.42)	N/A
[4] Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.
[5] The Fund commenced operations on 3/03/00.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example
		Actual			Hypothetical[7]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 1, 2009 February 28, 2010 During the Period[6]			September 1, 2009 February 28, 2010 During the Period[6]
Institutional	$1,000	$1,117.30	$ 8.03	$1,000	$1,017.21	$ 7.65
Investor A	$1,000	$1,115.80	$10.81	$1,000	$1,014.58	$10.29
Investor B	$1,000	$1,108.00	$13.75	$1,000	$1,011.76	$13.12
Investor C	$1,000	$1,114.30	$15.20	$1,000	$1,010.42	$14.46
[6] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.53% for Institutional, 2.06% for Investor A, 2.63% for Investor B, and 2.90% for
Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
[7] Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 7

About Fund Performance

• Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Investor A Shares incur a maximum initial sales charge (front-end load) of
5.25% and a service fee of 0.25% per year (but no distribution fee).

• Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee benefit plans.

• Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of
0.25% per year.

• Class R Shares (available only to BlackRock Global Growth Fund, Inc.) do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the per-
formance data quoted. Refer to www.blackrock.com/funds to obtain per-
formance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income avail-
able to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, serv-
ice and distribution fees including 12b-1 fees and other Fund expenses.
The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on September 1, 2009 and held through February 28, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their Fund and share class under the heading “Expenses Paid
During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these
Funds and other funds, compare the 5% hypothetical example with the
5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including foreign currency exchange contracts, as specified in Note 2 of the Notes to
Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument.

The Funds’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Funds can realize on an investment or may cause the Funds to hold a security that they might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

8 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments February 28, 2010 (Unaudited)

BlackRock Global Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.0%
Australia & New Zealand Banking Group Ltd.	52,800	$ 1,092,728
BHP Billiton Ltd. — ADR	31,500	2,309,895
CSL Ltd.	19,800	608,917
		4,011,540
Belgium — 0.6%
Anheuser-Busch InBev NV	44,000	2,197,246
Bermuda — 0.4%
Invesco Ltd.	84,300	1,652,280
Brazil — 0.4%
BM&F Bovespa SA	110,100	717,083
Banco Santander Brasil SA — ADR	63,800	763,048
		1,480,131
Canada — 3.2%
Enbridge, Inc.	66,100	2,929,960
Pan American Silver Corp.	108,700	2,337,050
Potash Corp. of Saskatchewan, Inc.	17,500	1,933,050
Suncor Energy, Inc.	43,200	1,248,538
The Toronto-Dominion Bank	23,500	1,501,749
TransCanada Corp.	87,700	2,898,884
		12,849,231
Cayman Islands — 0.1%
AirMedia Group, Inc. — ADR (a)(b)	69,300	454,608
Noah Education Holdings Ltd. — ADR (a)	29,200	130,232
		584,840
China — 0.4%
China Coal Energy Co.	1,028,200	1,638,292
Finland — 0.4%
Fortum Oyj	69,100	1,761,553
France — 3.0%
AXA SA	74,500	1,496,772
BNP Paribas SA	12,500	903,086
Cie de Saint-Gobain SA	49,500	2,323,452
Renault SA	32,400	1,330,845
Societe Generale SA	16,800	923,337
Total SA	61,500	3,426,954
Unibail — Rodamco	8,800	1,736,302
		12,140,748
Germany — 2.1%
Bayerische Motoren Werke AG	34,400	1,394,412
Deutsche Boerse AG	16,400	1,139,866
Deutsche Lufthansa AG	110,700	1,652,022
K+S AG	32,200	1,955,977
RWE AG	25,200	2,134,150
		8,276,427
Hong Kong — 1.7%
Cheung Kong Holdings Ltd.	181,000	2,207,733
China Construction Bank, Class H	1,293,600	977,825
China Mobile Ltd.	153,400	1,514,408
Industrial and Commercial Bank of China Ltd.	1,443,600	1,020,802
Wing Hang Bank Ltd.	106,400	891,698
		6,612,466

Common Stocks	Shares	Value
India — 1.5%
Bharti Tele-Ventures Ltd.	199,200	$ 1,206,693
Punjab National Bank Ltd.	75,900	1,482,048
Sterlite Industries India Ltd. — ADR	192,100	3,244,569
		5,933,310
Ireland — 0.8%
Accenture Plc	48,500	1,938,545
Covidien Plc	22,000	1,080,640
		3,019,185
Israel — 0.5%
Teva Pharmaceutical Industries Ltd. — ADR	33,400	2,004,334
Italy — 1.0%
Eni SpA	95,200	2,148,580
Intesa Sanpaolo SpA	475,000	1,670,446
		3,819,026
Japan — 8.9%
Amada Co., Ltd.	317,200	2,374,367
Canon, Inc.	61,200	2,539,427
Eisai Co., Ltd.	26,700	1,040,591
Fujitsu Ltd.	263,000	1,705,261
Honda Motor Co., Ltd.	115,700	4,001,917
Itochu Corp.	479,700	3,859,490
Japan Tobacco, Inc.	800	2,905,839
Marubeni Corp.	684,600	4,084,800
Mitsubishi Heavy Industries Ltd.	574,200	2,127,907
Mitsubishi UFJ Financial Group, Inc.	320,500	1,632,469
Mitsui & Co., Ltd.	257,400	3,989,359
NTN Corp.	153,900	637,700
Nomura Holdings, Inc.	263,300	1,938,604
Sumitomo Mitsui Financial Group, Inc.	24,700	793,406
Tokio Marine Holdings, Inc.	66,600	1,877,033
		35,508,170
Luxembourg — 0.7%
ArcelorMittal	68,700	2,621,555
Malaysia — 0.3%
CIMB Group Holdings Berhad	345,600	1,322,078
Mexico — 0.3%
Fomento Economico Mexicano, SA de CV — ADR	29,900	1,279,720
Netherlands — 1.5%
Aegon NV (a)	329,900	2,077,250
Corio NV	17,300	1,069,979
Royal Dutch Shell Plc, Class A	109,500	2,991,370
		6,138,599
New Zealand — 0.4%
Telecom Corp. of New Zealand Ltd.	969,400	1,577,141
Russia — 0.4%
AO VimpelCom — ADR	84,200	1,561,910
Singapore — 1.5%
CapitaLand Ltd.	374,400	1,005,984
DBS Group Holdings Ltd.	113,000	1,123,918
Singapore Telecommunications Ltd.	915,500	1,984,621
Wilmar International Ltd.	438,400	2,024,036
		6,138,559

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the
Schedule of Investments, the names and descriptions of
many of the securities have been abbreviated according
to the following list:

ADR	American Depositary Receipt	HKD	Hong Kong Dollar
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	USD	US Dollar
GBP	British Pound

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 9

Schedule of Investments (continued)

BlackRock Global Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Africa — 0.4%
Naspers Ltd.	38,700	$ 1,443,286
South Korea — 2.0%
Hyosung Corp.	42,700	3,222,812
Korea Zinc Co. Ltd.	12,500	1,969,182
Samsung Electronics Co., Ltd.	4,509	2,890,648
		8,082,642
Spain — 1.6%
Banco Santander SA	214,200	2,784,870
Inditex SA	28,500	1,679,436
Telefonica SA	73,200	1,716,581
		6,180,887
Sweden — 1.9%
Atlas Copco AB, Class A	222,800	3,153,190
Nordea Bank AB	194,700	1,899,611
Svenska Cellulosa AB	173,500	2,564,249
		7,617,050
Switzerland — 2.7%
ACE Ltd.	40,000	1,999,600
Nestle SA, Registered Shares	36,800	1,831,908
Novartis AG, Registered Shares	72,600	4,022,708
Roche Holding AG	17,500	2,923,716
		10,777,932
Taiwan — 1.4%
China Steel Corp.	1,922,900	1,930,152
Chunghwa Telecom Co., Ltd. — ADR	81,818	1,528,360
Mega Financial Holding Co. Ltd.	2,148,700	1,188,483
Siliconware Precision Industries Co., Ltd. — ADR	175,200	1,023,168
		5,670,163
Thailand — 0.2%
Bangkok Bank Plc, Foreign Shares	230,400	824,906
United Kingdom — 5.3%
BG Group Plc	112,800	1,971,574
BP Plc	312,000	2,748,999
Barclays Plc	199,300	952,435
GlaxoSmithKline Plc	210,600	3,893,589
HSBC Holdings Plc	207,483	2,276,157
Standard Chartered Plc	48,900	1,165,494
Tesco Plc	305,000	1,953,017
Unilever Plc	71,500	2,102,533
Vodafone Group Plc — ADR	95,100	2,070,327
WPP Plc	196,200	1,801,055
		20,935,180
United States — 47.3%
AT&T, Inc.	56,800	1,409,208
Abbott Laboratories	37,700	2,046,356
Adobe Systems, Inc. (a)	54,200	1,878,030
Aetna, Inc.	13,200	395,868
American Electric Power Co., Inc.	57,000	1,916,340
Ameriprise Financial, Inc.	60,600	2,425,818
Apache Corp.	18,900	1,958,796
Apple, Inc. (a)	16,200	3,314,844
Applied Materials, Inc.	186,200	2,279,088
Arch Capital Group Ltd. (a)	16,500	1,220,670
Arch Coal, Inc.	74,100	1,666,509
Bank of America Corp.	131,098	2,184,093
Becton Dickinson & Co.	26,400	2,055,768
Black & Decker Corp.	28,200	2,043,654
Bristol-Myers Squibb Co.	100,500	2,463,255
Bunge Ltd. (b)	27,200	1,620,848
CBS Corp., Class B	120,000	1,558,800
The Charles Schwab Corp.	80,500	1,473,955

Common Stocks	Shares	Value
United States (continued)
Chevron Corp.	66,300	$ 4,793,490
Cisco Systems, Inc. (a)	138,200	3,362,406
Citigroup, Inc. (a)	362,300	1,231,820
Colgate-Palmolive Co.	34,300	2,844,842
Comerica, Inc.	38,300	1,381,864
ConAgra Foods, Inc.	88,400	2,162,264
ConocoPhillips	49,200	2,361,600
Consol Energy, Inc.	49,800	2,507,928
Corning, Inc.	160,700	2,833,141
Deere & Co.	65,700	3,764,610
Dominion Resources, Inc.	47,200	1,793,128
EMC Corp. (a)	140,200	2,452,098
eBay, Inc. (a)	112,100	2,580,542
Energizer Holdings, Inc. (a)	23,700	1,373,415
Exxon Mobil Corp.	75,200	4,888,000
FMC Corp.	42,600	2,435,442
Federal Realty Investment Trust	17,400	1,199,904
Focus Media Holding Ltd. — ADR (a)	55,600	857,908
General Electric Co.	216,800	3,481,808
General Mills, Inc.	25,600	1,843,456
Gilead Sciences, Inc. (a)	21,400	1,018,854
Google, Inc., Class A (a)	5,300	2,792,040
Halliburton Co.	51,100	1,540,665
Helmerich & Payne, Inc. (b)	43,200	1,750,464
Hewlett-Packard Co.	66,200	3,362,298
Home Depot, Inc.	71,300	2,224,560
Hudson City Bancorp, Inc.	76,800	1,038,336
Illinois Tool Works, Inc.	44,600	2,030,192
Intel Corp.	109,800	2,254,194
International Business Machines Corp.	25,700	3,268,012
JPMorgan Chase & Co.	59,300	2,488,821
Johnson & Johnson	26,800	1,688,400
KeyCorp (b)	323,000	2,309,450
Kohl’s Corp. (a)	35,800	1,926,756
Las Vegas Sands Corp. (a)(b)	100,900	1,677,967
LaSalle Hotel Properties	34,100	661,881
Liberty Global, Inc. (a)(b)	75,500	2,029,440
Manpower, Inc.	29,900	1,540,448
Medco Health Solutions, Inc. (a)	12,200	771,528
Merck & Co, Inc.	37,800	1,394,064
Microsoft Corp.	206,200	5,909,692
Monster Worldwide, Inc. (a)	107,100	1,494,045
Morgan Stanley	45,000	1,268,100
The Mosaic Co.	33,000	1,926,870
NII Holdings, Inc. (a)	38,300	1,433,186
Newmont Mining Corp.	58,400	2,877,952
News Corp., Class A	150,600	2,013,522
Nike, Inc., Class B (b)	29,700	2,007,720
Oracle Corp.	97,600	2,405,840
Parametric Technology Corp. (a)	119,200	2,075,272
People’s United Financial, Inc.	58,500	922,545
PepsiCo, Inc.	49,000	3,061,030
Pfizer, Inc.	76,600	1,344,330
Piper Jaffray Cos. (a)	19,900	861,471
Principal Financial Group, Inc.	82,600	1,917,146
Progress Energy, Inc.	63,700	2,439,073
QUALCOMM, Inc.	35,200	1,291,488
Sempra Energy	44,800	2,202,816
Southwestern Energy Co. (a)	54,700	2,327,485
St. Jude Medical, Inc. (a)	25,900	989,898
State Street Corp.	22,800	1,023,948
Stryker Corp.	40,000	2,124,000
SunTrust Banks, Inc.	93,100	2,216,711
T. Rowe Price Group, Inc.	29,100	1,475,079
Target Corp.	27,600	1,421,952
Texas Instruments, Inc.	94,300	2,299,034

See Notes to Financial Statements.

10 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (continued)

BlackRock Global Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Thermo Fisher Scientific, Inc. (a)	42,800	$ 2,087,356
Urban Outfitters, Inc. (a)	53,200	1,713,572
Virgin Media, Inc.	90,800	1,470,960
Wal-Mart Stores, Inc.	45,100	2,438,557
U.S. Bancorp	85,700	2,109,077
United Parcel Service, Inc., Class B	66,400	3,900,336
Walt Disney Co.	47,100	1,471,404
		188,351,403
Total Common Stocks – 93.9%		374,011,790
Preferred Securities
Preferred Stocks
Germany — 0.5%
Volkswagen AG, 4.35%	24,100	1,962,562
Total Preferred Securities – 0.5%		1,962,562
Total Long-Term Investments
(Cost – $351,685,593) – 94.4%		375,974,352
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.09% (c)(d)	18,601,453	18,601,453
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.27% (c)(d)(e)	$ 8,941	8,941,000
Total Short-Term Securities
(Cost — $27,542,453) — 6.9%		27,542,453
Total Investments (Cost — $379,228,046*) — 101.3%		403,516,805
Liabilities in Excess of Other Assets — (1.3)%		(5,134,516)
Net Assets — 100.0%		$ 398,382,289
* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 380,257,310
Gross unrealized appreciation		$ 37,756,735
Gross unrealized depreciation		(14,497,240)
Net unrealized appreciation		$ 23,259,495
(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	$6,228,267	$3,089
BlackRock Liquidity Series, LLC
Money Market Series	$4,321,400	$9,724

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.
•	Foreign currency exchange contracts as of February 28, 2010 were as follows:
						Unrealized
	Currency		Currency		Settlement Appreciation
	Purchased			Sold	Counterparty	Date (Depreciation)
	AUD	94,000	USD	83,842	Deutsche Bank AG	3/01/10 $	375
	GBP	1,298,000	USD	2,000,690	Deutsche Bank AG	3/01/10	(21,541)
	USD	902,095	CAD	962,000	Citibank, NA	3/01/10	(12,179)
	USD	732,986	EUR	544,000	Citibank, NA	3/01/10	(7,755)
	GBP	515,000	USD	785,317	Deutsche Bank AG	3/02/10	(68)
	USD	741,921	CAD	788,000	Deutsche Bank AG	3/02/10	(6,982)
	USD	345,465	EUR	254,000	Deutsche Bank AG	3/02/10	(395)
	GBP	265,000	USD	413,151	Citibank, NA	3/04/10	(9,097)
	JPY	76,382,000	USD	855,167	Citibank, NA	3/04/10	4,573
	AUD	13,320,000	USD	12,210,577	Citibank, NA	4/27/10	(350,441)
	CAD	962,000	USD	902,017	Citibank, NA	4/27/10	12,162
	CAD	788,000	USD	741,857	Deutsche Bank AG	4/27/10	6,972
	CAD	8,197,000	USD	7,761,811	Morgan Stanley Co.	4/27/10	27,719
	CHF	6,058,000	USD	5,697,732	Citibank, NA	4/27/10	(56,190)
	EUR	20,410,000	USD	27,880,344	Citibank, NA	4/27/10	(91,220)
	EUR	2,727,000	USD	3,699,968	Deutsche Bank AG	4/27/10	12,964
	GBP	1,401,000	USD	2,175,763	Citibank, NA	4/27/10	(40,450)
	GBP	12,372,000	USD	20,041,712	Morgan Stanley Co.	4/27/10	(1,185,118)
	HKD 40,782,000		USD	5,250,907	Citibank, NA	4/27/10	5,250
	JPY 181,564,000		USD	2,015,595	Citibank, NA	4/27/10	28,670
	JPY 223,518,000		USD	2,474,524	Deutsche Bank AG	4/27/10	42,110
	JPY 134,089,000		USD	1,490,613	Royal Bank
					of Scotland	4/27/10	19,121
	JPY 507,365,000		USD	5,617,596	UBS AG	4/27/10	94,928
	NOK	7,000,000	USD	1,198,080	Citibank, NA	4/27/10	(16,933)
	SEK	21,412,000	USD	3,033,653	Citibank, NA	4/27/10	(30,112)
	SEK	810,000	USD	109,074	Deutsche Bank AG	4/27/10	4,548
	USD	1,585,199	AUD	1,775,500	Citibank, NA	4/27/10	4,292
	USD	83,344	AUD	94,000	Deutsche Bank AG	4/27/10	(354)
	USD	10,064,990	AUD 11,450,500		Goldman Sachs	4/27/10	(130,542)
	USD	336,966	CAD	356,000	Citibank, NA	4/27/10	(1,337)
	USD	1,784,534	CHF	1,909,000	Citibank, NA	4/27/10	6,769
	USD	161,871	DKK	858,000	Royal Bank
					of Scotland	4/27/10	5,018
	USD	20,366,040	EUR	14,524,500	Citibank, NA	4/27/10	590,287
	USD	2,117,582	EUR	1,504,000	Deutsche Bank AG	4/27/10	69,819
	USD	2,543,686	GBP	1,631,000	Citibank, NA	4/27/10	57,822
	USD	1,813,000	GBP	2,784,904	Deutsche Bank AG	4/27/10	21,647
	USD	4,363,215	JPY 396,722,000		Citibank, NA	4/27/10	(103,557)
	USD	6,638,966	JPY 604,932,000		Deutsche Bank AG	4/27/10	(172,084)
	USD	2,151,333	SEK	15,545,500	Citibank, NA	4/27/10	(29,292)
	USD	569,218	SEK	4,113,000	Morgan Stanley Co.	4/27/10	(7,728)
	USD	987,675	SEK	7,123,000	Royal Bank
					of Scotland	4/27/10	(11,495)
	USD	1,210,393	SGD	1,685,000	Deutsche Bank AG	4/27/10	12,426
	Total					$ (1,257,398)
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one
	or more of the industry sub-classifications used by one or more widely recognized
	market indexes or ratings group indexes, and/or as defined by Fund management.
	This definition may not apply for purposes of this report, which may combine
	industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 11

Schedule of Investments (concluded) BlackRock Global Growth Fund, Inc.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following tables summarize the inputs used as of February 28, 2010 in deter-
mining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Australia	$ 2,309,895	$ 1,701,645	—	$ 4,011,540
Belgium	—	2,197,246	—	2,197,246
Bermuda	1,652,280	—	—	1,652,280
Brazil	1,480,131	—	—	1,480,131
Canada	12,849,231	—	—	12,849,231
Cayman Islands	584,840	—	—	584,840
China	—	1,638,292	—	1,638,292
Finland	—	1,761,553	—	1,761,553
France	—	12,140,748	—	12,140,748
Germany	—	10,238,989	—	10,238,989
Hong Kong	—	6,612,466	—	6,612,466
India	3,244,569	2,688,741	—	5,933,310
Ireland	3,019,185	—	—	3,019,185
Israel	2,004,334	—	—	2,004,334
Italy	—	3,819,026	—	3,819,026
Japan	—	35,508,170	—	35,508,170
Luxembourg	—	2,621,555	—	2,621,555
Malaysia	—	1,322,078	—	1,322,078
Mexico	1,279,720	—	—	1,279,720
Netherlands		6,138,599	—	6,138,599
New Zealand	1,577,141	—	—	1,577,141
Russia	1,561,910	—	—	1,561,910
Singapore	—	6,138,559	—	6,138,559
South Africa	—	1,443,286	—	1,443,286
South Korea	—	8,082,642	—	8,082,642
Spain	—	6,180,887	—	6,180,887
Sweden	—	7,617,050	—	7,617,050
Switzerland	1,999,600	8,778,332	—	10,777,932
Taiwan	2,551,528	3,118,635	—	5,670,163
Thailand	—	824,906	—	824,906
United Kingdom	2,070,327	18,864,853	—	20,935,180
United States	188,351,403	—	—	188,351,403
Short-Term Securities	18,601,453	8,941,000	—	27,542,453
Total	$245,137,547	$158,379,258	—	$403,516,805

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets	—	$ 1,027,472	—	$ 1,027,472
Liabilites	—	(2,284,870)	—	(2,284,870)
Total	—	$(1,257,398)	—	$(1,257,398)
[1] Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Statements of Assets and Liabilities
	BlackRock
	Global	BlackRock
	Growth	Focus Growth
February 28, 2010 (Unaudited)	Fund, Inc.	Fund, Inc.
Assets
Investments at value — unaffiliated[1,2]	$ 375,974,352	—
Investment at value — Master Focus Growth LLC (the “Master LLC”) (cost — $50,345,130)	—	$ 58,096,028
Investments at value — affiliated[3]	27,542,453	—
Unrealized appreciation on foreign currency exchange contracts	1,027,472	—
Foreign currency at value[4]	402,009	—
Investments sold receivable	8,202,220	—
Dividends receivable	742,058	—
Capital shares sold receivable	371,200	37,147
Withdrawals receivable from the Master LLC	—	279,984
Securities lending income receivable — affiliated	1,809	—
Prepaid expenses	119,587	21,193
Other assets	95	—
Total assets	414,383,255	58,434,352
Liabilities
Collateral at value — securities loaned	8,941,000	—
Unrealized depreciation on foreign currency exchange contracts	2,284,870	—
Investments purchased payable	3,363,453	—
Capital shares redeemed payable	866,088	317,131
Investment advisory fees payable	210,752	—
Administration fees payable	—	10,291
Service and distribution fees payable	99,626	18,132
Other affiliates payable	25,686	7,749
Officer’s and Directors’ fees payable	237	31
Other accrued expenses payable	209,254	54,534
Total liabilities	16,000,966	407,868
Net Assets	$ 398,382,289	$ 58,026,484
Net Assets Consist of
Paid-in capital	$ 809,417,879	$ 327,693,064
Undistributed (distributions in excess of) net investment income	(514,168)	144,036
Accumulated net realized loss	(433,596,066)	—
Net unrealized appreciation/depreciation	23,074,644	—
Accumulated net realized loss allocated from the Master LLC	—	(277,561,514)
Net unrealized appreciation/depreciation allocated from the Master LLC	—	7,750,898
Net Assets	$ 398,382,289	$ 58,026,484
[1] Investments at cost — unaffiliated	$ 351,685,593	—
[2] Securities loaned — at value	$ 8,675,260	—
[3] Investments at cost — affiliated	$ 27,542,453	—
[4] Foreign currency at cost	$ 402,723	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 13

Statements of Assets and Liabilities (concluded)
BlackRock
	Global	BlackRock
	Growth	Focus Growth
February 28, 2010 (Unaudited)	Fund, Inc.	Fund, Inc.
Net Asset Value
Institutional
Net Assets	$ 74,833,528	$ 11,057,762
Shares outstanding	5,526,958	5,052,065
Net asset value	$ 13.54	$ 2.19
Par value per share	$ 0.10	$ 0.10
Shares authorized	100 million	100 million
Investor A
Net Assets	$ 234,260,440	$ 28,492,551
Shares outstanding	17,522,275	13,440,025
Net asset value	$ 13.37	$ 2.12
Par value per share	$ 0.10	$ 0.10
Shares authorized	100 million	100 million
Investor B
Net Assets	$ 9,116,847	$ 2,510,927
Shares outstanding	713,511	1,284,728
Net asset value	$ 12.78	$ 1.95
Par value per share	$ 0.10	$ 0.10
Shares authorized	300 million	300 million
Investor C
Net Assets	$ 62,759,684	$ 15,965,244
Shares outstanding	4,941,912	8,206,502
Net asset value	$ 12.70	$ 1.95
Par value per share	$ 0.10	$ 0.10
Shares authorized	100 million	300 million
Class R
Net Assets	$ 17,411,790	—
Shares outstanding	1,344,268	—
Net asset value	$ 12.95	—
Par value per share	$ 0.10	—
Shares authorized	300 million	—

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Statements of Operations
	BlackRock
	Global	BlackRock
	Growth	Focus Growth
Six Months Ended February 28, 2010 (Unaudited)	Fund, Inc.	Fund, Inc.
Investment Income
Dividends	$ 2,994,681	—
Foreign taxes withheld	(113,476)	—
Income — affiliated	3,089	—
Securities lending — affiliated	9,724	—
Net investment income allocated from the Master LLC:
Dividends	—	$ 276,838
Foreign taxes withheld	—	(2,078)
Litigation proceeds	—	471,040
Income — affiliated	—	857
Expenses	—	(192,821)
Total income	2,894,018	553,836
Expenses
Investment advisory	1,516,322	—
Service — Investor A	295,476	32,780
Service and distribution — Investor B	321,885	13,808
Service and distribution — Investor C	50,621	74,735
Service and distribution — Class R	40,928	—
Transfer agent — Institutional	63,972	14,517
Transfer agent — Investor A	197,670	74,527
Transfer agent — Investor B	17,869	5,645
Transfer agent — Investor C	73,732	49,569
Transfer agent — Class R	24,744	—
Accounting services	89,199	—
Printing	69,889	15,111
Professional	61,424	28,595
Custodian	53,825	—
Registration	35,098	26,326
Officer and Directors	12,142	36
Administration	—	67,901
Miscellaneous	24,152	7,459
Total expenses	2,948,948	411,009
Less fees waived by advisor	(1,272)	—
Less transfer agent fees reimbursed — class specific	—	(1,209)
Total expenses after fees waived	2,947,676	409,800
Net investment income (loss)	(53,658)	144,036
Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	50,312,574	—
Litigation proceeds	197,892	—
Foreign currency transactions	1,442,763	—
Allocated from the Master LLC	—	2,462,341
	51,953,229	2,462,341
Net change in unrealized appreciation/depreciation on:
Investments	(29,998,052)	—
Foreign currency transactions	(1,669,874)	—
Allocated from the Master LLC	—	2,923,419
	(31,667,926)	2,923,419
Total realized and unrealized gain	20,285,303	5,385,760
Net Increase in Net Assets Resulting from Operations	$ 20,231,645	$ 5,529,796

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 15

Statements of Changes in Net Assets
	BlackRock
	Global Growth Fund, Inc.
	Six Months
	Ended	Year
	February 28,	Ended
	2010	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income (loss)	$ (53,658)	$ 2,492,918
Net realized gain (loss)	51,953,229	(187,387,077)
Net change in unrealized appreciation/depreciation	(31,667,926)	41,603,421
Net increase (decrease) in net assets resulting from operations	20,231,645	(143,290,738)
Dividends to Shareholders From
Net investment income:
Institutional	(1,465,634)	(1,313,821)
Investor A	(4,156,077)	(1,299,919)
Investor B	(30,918)	—
Investor C	(713,213)	—
Class R	(256,528)	(61,432)
Decrease in net assets resulting from dividends to shareholders	(6,622,370)	(2,675,172)
Capital Share Transactions
Decrease in net assets derived from capital share transactions	(10,187,144)	(128,045,971)
Redemption Fees
Redemption fees	7,038	16,810
Net Assets
Total increase (decrease) in net assets	3,429,169	(273,995,071)
Beginning of period	394,953,120	668,948,191
End of period	$ 398,382,289	$ 394,953,120
Undistributed (distributions in excess of) net investment income	$ (514,168)	$ 6,161,860

	BlackRock
	Focus Growth Fund, Inc.
	Six Months
	Ended
	February 28,	Year Ended
	2010	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income (loss)	$ 144,036	$ (653,173)
Net realized gain (loss)	2,462,341	(13,326,054)
Net change in unrealized appreciation/depreciation	2,923,419	2,301,685
Net increase (decrease) in net assets resulting from operations	5,529,796	(11,677,542)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	2,794,514	(3,704,691)
Net Assets
Total increase (decrease) in net assets	8,324,310	(15,382,233)
Beginning of period	49,702,174	65,084,407
End of period	$ 58,026,484	$ 49,702,174
Undistributed net investment income	$ 144,036	—

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Financial Highlights				BlackRock Global Growth Fund, Inc.
Six Months
Ended
February 28,
	2010		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
			Institutional
Per Share Operating Performance
Net asset value, beginning of period	$ 13.10	$ 15.85	$ 16.66	$ 12.71	$ 10.72	$ 8.56
Net investment income[1]	0.02	0.10	0.16	0.16	0.09	0.16
Net realized and unrealized gain (loss)[2]	0.68	(2.74)	(0.84)	3.80	2.07	2.03
Net increase (decrease) from investment operations	0.70	(2.64)	(0.68)	3.96	2.16	2.19
Dividends from net investment income	(0.26)	(0.11)	(0.13)	(0.01)	(0.17)	(0.03)
Net asset value, end of period	$ 13.54	$ 13.10	$ 15.85	$ 16.66	$ 12.71	$ 10.72
Total Investment Return[4]
Based on net asset value	5.28%[5]	(16.45)%	(4.21)%	31.17%	20.41%	25.58%
Ratios to Average Net Assets
Total expenses	1.09%[6]	1.08%	0.97%	1.01%	1.12%	1.13%
Total expenses after fees waived and paid indirectly	1.09%[6]	1.07%	0.97%	1.01%	1.12%	1.13%
Net investment income	0.34%[6]	0.94%	0.87%	1.07%	0.71%	1.60%
Supplemental Data
Net assets, end of period (000)	$ 74,834	$ 76,121	$ 216,839	$ 284,754	$ 144,560	$ 114,007
Portfolio turnover	76%	222%	94%	91%	80%	109%

			Investor A
Per Share Operating Performance
Net asset value, beginning of period	$ 12.93	$ 15.63	$ 16.44	$ 12.57	$ 10.60	$ 8.47
Net investment income[1]	0.01	0.08	0.11	0.11	0.06	0.13
Net realized and unrealized gain (loss)[2]	0.67	(2.71)	(0.83)	3.76	2.05	2.00
Net increase (decrease) from investment operations	0.68	(2.63)	(0.72)	3.87	2.11	2.13
Dividends from net investment income	(0.24)	(0.07)	(0.09)	—	(0.14)	(0.00)[3]
Net asset value, end of period	$ 13.37	$ 12.93	$ 15.63	$ 16.44	$ 12.57	$ 10.60
Total Investment Return[4]
Based on net asset value	5.18%[5]	(16.71)%	(4.47)%	30.79%	20.13%	25.17%
Ratios to Average Net Assets
Total expenses	1.34%[6]	1.38%	1.25%	1.30%	1.35%	1.38%
Total expenses after fees waived and paid indirectly	1.34%[6]	1.38%	1.25%	1.30%	1.35%	1.38%
Net investment income	0.09%[6]	0.73%	0.62%	0.75%	0.53%	1.35%
Supplemental Data
Net assets, end of period (000)	$ 234,260	$ 229,382	$ 316,147	$ 288,912	$ 227,792	$ 93,408
Portfolio turnover	76%	222%	94%	91%	80%	109%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Amount is less than ($0.01) per share.
[4] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 17

Financial Highlights (continued)				BlackRock Global Growth Fund, Inc.
Six Months
Ended
February 28,
	2010		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
			Investor B
Per Share Operating Performance
Net asset value, beginning of period	$ 12.24	$ 14.83	$ 15.66	$ 12.07	$ 10.17	$ 8.19
Net investment income (loss)[1]	(0.05)	(0.03)	(0.04)	(0.01)	(0.06)	0.05
Net realized and unrealized gain (loss)[2]	0.63	(2.56)	(0.79)	3.60	2.00	1.93
Net increase (decrease) from investment operations	0.58	(2.59)	(0.83)	3.59	1.94	1.98
Dividends from net investment income	(0.04)	—	—	—	(0.04)	—
Net asset value, end of period	$ 12.78	$ 12.24	$ 14.83	$ 15.66	$ 12.07	$ 10.17
Total Investment Return[3]
Based on net asset value	4.73%[4]	(17.46)%	(5.30)%	29.74%	19.18%	24.18%
Ratios to Average Net Assets
Total expenses	2.27%[5]	2.31%	2.11%	2.15%	2.18%	2.16%
Total expenses after fees waived and paid indirectly	2.27%[5]	2.31%	2.11%	2.15%	2.18%	2.16%
Net investment income (loss)	(0.84)%[5]	(0.26)%	(0.25)%	(0.10)%	(0.56)%	0.56%
Supplemental Data
Net assets, end of period (000)	$ 9,117	$ 10,946	$ 27,988	$ 47,186	$ 62,390	$ 212,353
Portfolio turnover	76%	222%	94%	91%	80%	109%

			Investor C
Per Share Operating Performance
Net asset value, beginning of period	$ 12.26	$ 14.83	$ 15.65	$ 12.06	$ 10.17	$ 8.19
Net investment income (loss)[1]	(0.05)	(0.01)	(0.02)	(0.01)	(0.04)	0.05
Net realized and unrealized gain (loss)[2]	0.63	(2.56)	(0.80)	3.60	1.98	1.93
Net increase (decrease) from investment operations	0.58	(2.57)	(0.82)	3.59	1.94	1.98
Dividends from net investment income	(0.14)	—	—	—	(0.05)	—
Net asset value, end of period	$ 12.70	$ 12.26	$ 14.83	$ 15.65	$ 12.06	$ 10.17
Total Investment Return[3]
Based on net asset value	4.71%[4]	(17.33)%	(5.24)%	29.77%	19.15%	24.18%
Ratios to Average Net Assets
Total expenses	2.15%[5]	2.21%	2.03%	2.10%	2.16%	2.18%
Total expenses after fees waived and paid indirectly	2.15%[5]	2.21%	2.03%	2.10%	2.16%	2.18%
Net investment income (loss)	(0.72)%[5]	(0.10)%	(0.15)%	(0.04)%	(0.36)%	0.55%
Supplemental Data
Net assets, end of period (000)	$ 62,760	$ 63,637	$ 92,737	$ 70,835	$ 56,567	$ 55,507
Portfolio turnover	76%	222%	94%	91%	80%	109%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Financial Highlights (concluded)				BlackRock Global Growth Fund, Inc.
Six Months
Ended
February 28,
	2010		Year Ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
			Class R
Per Share Operating Performance
Net asset value, beginning of period	$ 12.53	$ 15.20	$ 16.04	$ 12.30	$ 10.42	$ 8.36
Net investment income (loss)[1]	(0.02)	0.03	0.04	0.06	0.03	0.06
Net realized and unrealized gain (loss)[2]	0.64	(2.64)	(0.80)	3.68	2.00	2.01
Net increase (decrease) from investment operations	0.62	(2.61)	(0.76)	3.74	2.03	2.07
Dividends from net investment income	(0.20)	(0.06)	(0.08)	—	(0.15)	(0.01)
Net asset value, end of period	$ 12.95	$ 12.53	$ 15.20	$ 16.04	$ 12.30	$ 10.42
Total Investment Return[3]
Based on net asset value	4.93%[4]	(17.06)%	(4.81)%	30.41%	19.78%	24.81%
Ratios to Average Net Assets
Total expenses	1.72%[5]	1.85%	1.63%	1.63%	1.62%	1.79%
Total expenses after fees waived and paid indirectly	1.72%[5]	1.85%	1.63%	1.63%	1.62%	1.79%
Net investment income (loss)	(0.29)%[5]	0.30%	0.26%	0.44%	0.23%	0.99%
Supplemental Data
Net assets, end of period (000)	$ 17,412	$ 14,867	$ 15,236	$ 3,880	$ 1,475	$ 705
Portfolio turnover	76%	222%	94%	91%	80%	109%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 19

Financial Highlights					BlackRock Focus Growth Fund, Inc.
	Six Months		Period
	Ended		December 1,
	February 28,	Year Ended	2007 to
	2010	August 31,	August 31,		Year Ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
				Institutional
Per Share Operating Performance
Net asset value, beginning of period	$ 1.96	$ 2.34	$ 2.52	$ 2.01	$ 1.82	$ 1.65	$ 1.57
Net investment income (loss)[1]	0.01	(0.01)	(0.02)	(0.02)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	0.22	(0.37)	(0.16)	0.53	0.20	0.19	0.09
Net increase (decrease) from investment operations	0.23	(0.38)	(0.18)	0.51	0.19	0.17	0.08
Net asset value, end of period	$ 2.19	$ 1.96	$ 2.34	$ 2.52	$ 2.01	$ 1.82	$ 1.65
Total Investment Return[2]
Based on net asset value	11.73%[3]	(16.24)%[4]	(7.14)%[5]	25.37%	10.44%	10.30%	5.10%
Ratios to Average Net Assets[6]
Total expenses	1.53%[7]	1.78%	1.53%[7]	1.40%	1.55%	1.63%	1.70%
Total expenses after fees reimbursed	1.53%[7]	1.78%	1.47%[7]	1.40%	1.55%	1.63%	1.70%
Net investment income (loss)	1.20%[7]	(0.82)%	(0.86)%[7]	(0.98)%	(0.66)%	(0.92)%	(0.83)%
Supplemental Data
Net assets, end of period (000)	$ 11,058	$ 9,673	$ 13,073	$ 15,357	$ 14,217	$ 16,277	$ 20,962
Portfolio turnover of the Master LLC	46%	185%	105%	145%	117%	143%	183%

				Investor A
Per Share Operating Performance
Net asset value, beginning of period	$ 1.90	$ 2.28	$ 2.47	$ 1.98	$ 1.80	$ 1.63	$ 1.56
Net investment income (loss)[1]	0.01	(0.01)	(0.03)	(0.03)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	0.21	(0.37)	(0.16)	0.52	0.20	0.19	0.09
Net increase (decrease) from investment operations	0.22	(0.38)	(0.19)	0.49	0.18	0.17	0.07
Net asset value, end of period	$ 2.12	$ 1.90	$ 2.28	$ 2.47	$ 1.98	$ 1.80	$ 1.63
Total Investment Return[2]
Based on net asset value	11.58%[3]	(16.67)%[4]	(7.69)%[5]	24.75%	10.00%	10.43%	4.49%
Ratios to Average Net Assets[6]
Total expenses	2.06%[7]	2.49%	2.09%[7]	1.84%	1.80%	1.88%	1.95%
Total expenses after fees reimbursed	2.06%[7]	2.22%	2.03%[7]	1.84%	1.80%	1.88%	1.95%
Net investment income (loss)	0.71%[7]	(1.26)%	(1.42)%[7]	(1.41)%	(0.92)%	(1.17)%	(1.08)%
Supplemental Data
Net assets, end of period (000)	$ 28,493	$ 23,042	$ 23,111	$ 9,291	$ 8,534	$ 10,146	$ 13,494
Portfolio turnover of the Master LLC	46%	185%	105%	145%	117%	143%	183%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return. Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return.
Not including these proceeds the total return for Institutional Shares would have been 9.18% and Investor A Shares would have been 8.95%.
[4] Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Not including these proceeds the total return for Institutional Shares would have been (28.21)% and Investor A Shares would have been (28.51)%.
[5] Aggregate total investment return.
[6] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income (loss).
[7] Annualized.

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Financial Highlights (concluded)					BlackRock Focus Growth Fund, Inc.
	Six Months		Period
	Ended		December 1,
	February 28,	Year Ended	2007 to
	2010	August 31,	August 31,		Year Ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
				Investor B
Per Share Operating Performance
Net asset value, beginning of period	$ 1.76	$ 2.12	$ 2.31	$ 1.87	$ 1.71	$ 1.57	$ 1.51
Net investment loss[1]	(0.00)[2]	(0.02)	(0.04)	(0.05)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	0.19	(0.34)	(0.15)	0.49	0.19	0.17	0.09
Net increase (decrease) from investment operations	0.19	(0.36)	(0.19)	0.44	0.16	0.14	0.06
Net asset value, end of period	$ 1.95	$ 1.76	$ 2.12	$ 2.31	$ 1.87	$ 1.71	$ 1.57
Total Investment Return[3]
Based on net asset value	10.80%[4]	(16.98)%[5]	(8.23)%[6]	23.53%	9.36%	8.92%	3.97%
Ratios to Average Net Assets[7]
Total expenses	2.66%[8]	3.07%	2.97%[8]	2.71%	2.66%	2.75%	2.81%
Total expenses after fees reimbursed	2.63%[8]	2.79%	2.91%[8]	2.71%	2.66%	2.75%	2.81%
Net investment loss	(0.02)%[8]	(1.85)%	(2.32)%[8]	(2.29)%	(1.77)%	(2.04)%	(1.93)%
Supplemental Data
Net assets, end of period (000)	$ 2,511	$ 3,307	$ 10,367	$ 29,326	$ 33,161	$ 45,104	$ 67,922
Portfolio turnover of the Master LLC	46%	185%	105%	145%	117%	143%	183%

				Investor C
Per Share Operating Performance
Net asset value, beginning of period	$ 1.75	$ 2.12	$ 2.31	$ 1.86	$ 1.71	$ 1.56	$ 1.51
Net investment loss[1]	(0.00)[2]	(0.02)	(0.04)	(0.05)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	0.20	(0.35)	(0.15)	0.50	0.18	0.18	0.08
Net increase (decrease) from investment operations	0.20	(0.37)	(0.19)	0.45	0.15	0.15	0.05
Net asset value, end of period	$ 1.95	$ 1.75	$ 2.12	$ 2.31	$ 1.86	$ 1.71	$ 1.56
Total Investment Return[3]
Based on net asset value	11.43%[4]	(17.45)%[5]	(8.23)%[6]	24.19%	8.77%	9.62%	3.31%
Ratios to Average Net Assets[7]
Total expenses	2.91%[8]	3.27%	2.93%[8]	2.75%	2.68%	2.77%	2.83%
Total expenses after fees reimbursed	2.90%[8]	2.98%	2.87%[8]	2.75%	2.68%	2.77%	2.83%
Net investment loss	(0.16)%[8]	(2.02)%	(2.27)%[8]	(2.32)%	(1.79)%	(2.06)%	(1.95)%
Supplemental Data
Net assets, end of period (000)	$ 15,965	$ 13,681	$ 18,534 $	20,998	$ 20,928	$ 27,457	$ 41,234
Portfolio turnover of the Master LLC	46%	185%	105%	145%	117%	143%	183%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01).
[3] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return. Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return.
Not including these proceeds the total return for Investor B Shares would have been 8.52% and Investor C Shares would have been 8.57%.
[5] Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Not including these proceeds the total return for Investor B Shares would have been (28.77)% and Investor C shares would have been (28.77)%.
[6] Aggregate total investment return.
[7] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment loss.
[8] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 21

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Global Growth Fund, Inc. (“Global Growth”) and BlackRock
Focus Growth Fund, Inc. (“Focus Growth”) (collectively referred to as the
“Funds” or individually as the “Fund”), are registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Funds are organized as Maryland corporations. Focus Growth is registered as a non-diversified, open-end management investment company. Global
Growth is registered as a diversified, open-end management investment company. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Board of Directors is referred to throughout this report as the “Board of Directors” or the “Board”. The
Funds offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A
Shares are generally sold with a front-end sales charge. Investor B and
Investor C Shares may be subject to a contingent deferred sales charge.
Class R Shares are offered only by Global Growth and are sold only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R
Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B
Shares automatically convert to Investor A Shares after approximately
8 years. Investor B Shares are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

Focus Growth seeks to achieve its investment objective by investing all of its assets in the Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of Focus Growth’s investment in the Master LLC reflects the Fund’s propor-
tionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC.
The financial statements of the Master LLC, including the Schedule of
Investments, are included elsewhere in this report and should be read in conjunction with Focus Growth’s financial statements. The percentage of the Master LLC owned by Focus Growth at February 28, 2010 was 100%.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ policy is to fair value their financial instruments at market value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if appli-
cable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used; unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Global Growth values its investment in BlackRock Liquidity Series, LLC
Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money
Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange
Commission (“SEC”) under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market
Series, in its sole discretion, may permit an investor to withdraw more than
25% on any one day.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE.
Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Funds’ Board as reflecting fair value
(“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. If events (for example, a company announcement, market volatility or a nat-
ural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value
Assets and be valued at their fair value, as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Each business day, the Funds use a pricing service selected under the supervision of the Funds’ Board to assist with the valuation of certain foreign exchange-traded equity securi-
ties and foreign exchange-traded and over-the-counter (“OTC”) options
(the “Systematic Fair Value Price”). Using current market factors, the
Systematic Fair Value Price is designed to value such foreign securities

22 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Notes to Financial Statements (continued)

and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Focus Growth records its investment in the Master LLC at fair value.
Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included else-
where in this report.

Fair Value Measurements for Focus Growth: Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities.

• Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatili-
ties, prepayment speeds, loss severities, credit risks and default rates)
or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2010, Focus Growth’s investment in the Master LLC was classified as level 2. More relevant disclosure regarding fair value measurements relating to the Master LLC which is disclosed in the Master
LLC’s Schedule of Investments included elsewhere in this report.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Funds report foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that each Fund either delivers collateral or segregates assets in connection with certain investments
(e.g., foreign currency exchange contracts), each Fund will, consistent with
SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subse-
quently recorded when the Funds have determined the ex-dividend date.
Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recog-
nized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Focus Growth records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addi-
tion, the Fund accrues its own expenses.

Dividends and Distributions: Dividends and distributions paid by each
Fund are recorded on the ex-dividend dates.

Securities Lending: The Funds may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the bor-
rower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required. Under the applica-
ble foreign tax laws, a withholding tax may be imposed on interest, divi-
dends and capital gains at various rates.

Each Fund files US federal and various state local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for the four years ended August 31, 2009 for Global Growth; and for the three years ended

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 23

Notes to Financial Statements (continued)

November 30, 2007 and the periods ended August 31, 2008 and 2009 for Focus Growth. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending on the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements issued for fiscal years and interim periods begin-
ning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance to improve dis-
closure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about pur-
chases, sales, issuances and settlements in the rollforward of activity in
Level 3 fair value measurements, which are effective for fiscal years begin-
ning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Funds’ financial statements and disclosures is currently being assessed.

Other: Expenses directly related to each Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of each Fund are allocated daily to each class based on its relative net assets. Global Growth has an arrange-
ment with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds may engage in various portfolio investment strategies both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks, such as foreign currency exchange rate risk.
Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the coun-
terparty does not perform under the contract. The Funds may mitigate counterparty risk through master netting agreements included within an
International Swap and Derivatives Association, Inc. (“ISDA”) Master
Agreement between a Fund and each of its counterparties. The ISDA
Master Agreement allows each Fund to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collat-
eral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counter-
parties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1
“Segregation and Collateralization” for information with respect to collateral practices.

The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds. Certain ISDA Master
Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master
Agreements, which would cause a Fund to accelerate payment of any net liability owed to the counterparty. Counterparty risk related to exchange-
traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

Foreign Currency Exchange Contracts: The Funds may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk).
A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currency backing some of the investments held by the Funds. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agree-
ment or unfavorable movements in the value of a foreign currency relative to the US dollar.

Global Growth
Derivative Instruments Categorized by Risk Exposure:
Values of Derivative Instruments as of February 28, 2010
	Asset Derivatives	Liability Derivatives
	Statements	Statements
	of Assets and	of Assets and
	Liabilities	Liabilities
	Location Value	Location	Value
	Unrealized	Unrealized
	appreciation	depreciation
	on foreign	on foreign
	currency	currency
Foreign currency	exchange	exchange
exchange contracts	contracts $1,027,472	contracts $2,284,870

24 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Notes to Financial Statements (continued)

Global Growth (concluded)
The Effect of Derivative Instruments on the Statements of Operations
Six Months Ended February 28, 2010
Net Realized Gain from
Foreign
Currency
Transactions
Foreign currency exchange contracts	$ 1,631,927
Net Change in Unrealized Appreciation/Depreciation on
Foreign
Currency
Transactions
Foreign currency exchange contracts	$ (1,682,839)
For the six months ended February 28, 2010, the average quarterly bal-
ance of outstanding derivative financial instruments for Global Growth was as follows:
Foreign Currency Exchange Contracts:
Average number of contracts — US dollars purchased	24
Average number of contracts — US dollars sold	26
Average US dollar amounts purchased	$36,450,918
Average US dollar amounts sold	$85,057,527

3. Investment Advisory Agreements and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC"), and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Global Growth entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services,
Global Growth pays the Manager a monthly fee at an annual rate of
0.75% of the average daily value of the Fund’s net assets not exceeding
$1.5 billion and 0.725% of the average daily value of the Fund’s net assets in excess of $1.5 billion.

Focus Growth has entered into an Administration Agreement with the
Manager to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the
Manager a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets.

The Manager has contractually agreed to waive the administration fee of Focus Growth paid to the Master LLC and the administration fee of
Focus Growth, as necessary, to reduce the sum of the advisory fee (as a percentage of the average daily net assets of the Master LLC) and the administration fee (as a percentage of the daily net assets of the Fund)
from 0.85% to 0.65%. In addition, the Manager has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit net expenses for Focus Growth (including service and distribution fees and excluding interest expense, acquired fund fees and expenses and certain other Fund expenses) as a percentage of average daily net assets allo-
cated to each class as follows: 2.25% (for Investor A Shares), 3.00%
(for Investor B and Investor C Shares) and 2.00% (for Institutional Shares)
of the Fund’s average daily net assets. These contractual waiver agree-
ments have a one-year term and are renewable annually. These amounts are shown as transfer agent fees reimbursed — class specific in the
Statements of Operations.

The transfer agent fees reimbursed – class specific amounts were as follows:

Investor A	$145
Investor B	$398
Investor C	$666

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees Global Growth pays to the Manager indirectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment compa-
nies. This amount is included in fees waived by advisor in the Statements of Operations.

The Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended February 28, 2010, Global Growth
reimbursed the Manager for certain accounting services in the amount of $3,860, which is included in accounting services in the Statements of Operations.

The Funds have entered into a Distribution Agreement and Distribution
Plans with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fees
	Global	Focus
	Growth	Growth
Investor A	0.25%	0.25%
Investor B	0.25%	0.25%
Investor C	0.25%	0.25%
Class R	0.25%	—

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 25

Notes to Financial Statements (continued)

	Distribution Fees
	Global	Focus
	Growth	Growth
Investor B	0.75%	0.75%
Investor C	0.75%	0.75%
Class R	0.25%	—

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution-related services to
Investor A, Investor B, Investor C, and Class R shareholders.

For the six months ended February 28, 2010, affiliates earned underwrit-
ing discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Investor A
Global Growth	$ 5,708
Focus Growth	$ 4,909

For the six months ended February 28, 2010, affiliates received contin-
gent deferred sales charges relating to transactions in Investor B and
Investor C Shares:

	Investor B	Investor C
Global Growth	$ 6,685	$ 5,954
Focus Growth	$ 3,677	$ 759

Furthermore, for the six months ended February 28, 2010, affiliates received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers relating to Investor A Shares as follows:

Investor A
Global Growth	$ 204

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Each class of the Funds bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the
Funds, 12b-1 fee calculation, check writing, anti-money laundering serv-
ices and customer identification services.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended February 28, 2010, the following amounts have been accrued by the Funds to reimburse the Manager for costs incurred running the call center, which are included in transfer agent — class specific in the Statements of Operations.

	Global	Focus
	Growth	Growth
Institutional	$ 1,152	$ 150
Investor A	$ 2,651	$ 1,553
Investor B	$ 452	$ 248
Investor C	$ 1,571	$ 949
Class R	$ 160	$ —

The Funds have received an exemptive order from the SEC permitting them to, among other things, pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company man-
aged by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Funds on such investments is shown as securities lending — affiliated in the
Statements of Operations. For the six months ended February 28, 2010,
BIM received $2,426 in securities lending agent fees from Global Growth.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2010 for Global Growth were
$300,859,086 and $329,974,823, respectively.

5. Borrowings:

Global Growth and Focus Growth (through its investment in the Master
LLC), along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Funds may borrow up to the maximum amount allowable under each Fund’s current Prospectus and
Statement of Additional Information, subject to various other legal, regula-
tory or contractual limits. Prior to its renewal the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Fund based on its net assets as of October
31, 2008; a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and
(b) reserve adjusted one-month LIBOR, plus, in each case, the higher of
(i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agree-
ment) on amounts borrowed. Effective November 2009, the credit agree-
ment was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Fund based

26 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Notes to Financial Statements (continued)

on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of the (a) one-month
LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Funds did not borrow under the credit agreement during the six months ended February 28, 2010.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (mar-
ket risk) or failure of the issuer of a security to meet all its obligations
(credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctua-
tions. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the
Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

Global Growth invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. Please see the Schedule of Investments for concentrations in specific countries.

As of February 28, 2010, Global Growth had the following industry classifications:

Percent of
Long-Term
Industry	Investments
Oil, Gas & Consumable Fuels	11%
Commercial Banks	9
Pharmaceuticals	6
Metals & Mining	5
Computers & Peripherals	4
Other*	65
* All other industries held were each less than 5% of long-term investments.

7. Capital Loss Carryforwards:

As of August 31, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

	Global	Focus
Expires August 31,	Growth	Growth
2010	$ 3,964,136	$266,652,046
2011	291,266,565	—
2017	25,919,213	4,522,352
Total	$321,149,914	$271,174,398

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended			Year Ended
	February 28,2010		August 31, 2009
Global Growth	Shares	Amount	Shares	Amount
Institutional
Shares sold	228,463	$ 3,169,157	1,814,180	$ 20,139,060
Shares issued to shareholders in reinvestment of dividends	88,713	1,243,383	87,187	875,721
Total issued	317,176	4,412,540	1,901,367	21,014,781
Shares redeemed	(600,868)	(8,303,175)	(9,772,949)	(103,436,943)
Net decrease	(283,692)	$ (3,890,635)	(7,871,582)	$ (82,422,162)
Investor A
Shares sold and automatic conversion of shares	978,954	$ 13,414,532	2,825,036	$ 31,296,688
Shares issued to shareholders in reinvestment of dividends	253,695	3,511,397	108,753	1,080,631
Total issued	1,232,649	16,925,929	2,933,789	32,377,319
Shares redeemed	(1,447,423)	(19,794,106)	(5,423,403)	(58,780,082)
Net decrease	(214,774)	$ (2,868,177)	(2,489,614)	$ (26,402,763)
Investor B
Shares sold	26,374	$ 340,178	114,887	$ 1,189,300
Shares issued to shareholders in reinvestment of dividends	1,943	25,741	—	—
Total issued	28,317	365,919	114,887	1,189,300
Shares redeemed and automatic conversion of shares	(208,791)	(2,710,421)	(1,107,637)	(11,468,610)
Net decrease	(180,474)	$ (2,344,502)	(992,750)	$ (10,279,310)

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 27

Notes to Financial Statements (concluded)
Transactions in capital shares for each class were as follows:
	Six Months Ended			Year Ended
	February 28,2010		August 31, 2009
Global Growth (concluded)	Shares	Amount	Shares	Amount
Investor C
Shares sold	271,210	$ 3,505,306	791,120	$ 8,083,252
Shares issued to shareholders in reinvestment of dividends	46,561	613,274	—	—
Total issued	317,771	4,118,580	791,120	8,083,252
Shares redeemed	(568,204)	(7,347,064)	(1,850,288)	(18,960,971)
Net decrease	(250,433)	$ (3,228,484)	(1,059,168)	$ (10,877,719)
Class R
Shares sold	354,397	$ 4,724,939	758,117	$ 7,966,785
Shares issued to shareholders in reinvestment of dividends	19,074	255,979	6,333	61,239
Total issued	373,471	4,980,918	764,450	8,028,024
Shares redeemed	(215,834)	(2,836,264)	(580,173)	(6,092,041)
Net increase	157,637	$ 2,144,654	184,277	$ 1,935,983
For Global Growth, there is a 2% redemption fee on shares redeemed or exchanged that have been held 30 days of less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

	Six Months Ended			Year Ended
	February 28, 2010		August 31, 2009
Focus Growth	Shares	Amount	Shares	Amount
Institutional
Shares sold	638,833	$ 1,416,817	1,053,945	$ 1,815,552
Shares redeemed	(525,554)	(1,120,985)	(1,698,424)	(2,909,275)
Net increase (decrease)	113,279	$ 295,832	(644,479)	$ (1,093,723)
Investor A
Shares sold and automatic conversion of shares	2,899,190	$ 6,114,479	4,976,531	$ 8,192,612
Shares redeemed	(1,573,412)	(3,281,616)	(2,983,300)	(4,943,569)
Net increase	1,325,778	$ 2,832,863	1,993,231	$ 3,249,043
Investor B
Shares sold	18,968	$ 37,688	191,035	$ 283,346
Shares redeemed and automatic conversion of shares	(614,600)	(1,168,999)	(3,197,324)	(4,786,473)
Net decrease	(595,632)	$ (1,131,311)	(3,006,289)	$ (4,503,127)
Investor C
Shares sold	1,055,519	$ 2,049,660	1,326,427	$ 2,053,645
Shares redeemed	(655,509)	(1,252,530)	(2,260,865)	(3,410,529)
Net increase (decrease)	400,010	$ 797,130	(934,438)	$ (1,356,884)
9. Subsequent Events:
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

28 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Portfolio Information Master Focus Growth LLC

As of February 28, 2010
Percent of
Long-Term
Ten Largest Holdings	Investments
Apple, Inc.	6%
Delta Air Lines, Inc.	5
Danaher Corp.	5
Abbot Laboratories	5
Microsoft Corp.	4
The Coca-Cola Co.	4
PACCAR, Inc.	4
Google, Inc., Class A	4
The Proctor & Gamble Co.	4
Hewlett-Packard Co.	3

Percent of
Long-Term
Industry Representation	Investments
Computers & Peripherals	12%
Software	9
Machinery	9
Pharmaceuticals	8
Internet Software & Services	7
Airlines	5
Beverages	4
Household Products	4
Biotechnology	4
Internet & Catalog Retail	3
Media	3
Health Care Providers & Services	3
Health Care Technology	3
Personal Products	3
Metals & Mining	3
Communications Equipment	3
Oil, Gas & Consumable Fuels	3
Semiconductors & Semiconductor Equipment	3
Capital Markets	3
Hotels Restaurants & Leisure	2
Diversified Financial Services	2
Specialty Retail	2
Energy Equipment & Services	2
For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 29

Schedule of Investments February 28, 2010 (Unaudited)

Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 4.9%
Delta Air Lines, Inc. (a)	218,700	$ 2,825,604
Beverages — 4.0%
The Coca-Cola Co.	44,500	2,346,040
Biotechnology — 3.4%
Amgen, Inc. (a)	23,800	1,347,318
Gilead Sciences, Inc. (a)	13,600	647,496
		1,994,814
Capital Markets — 2.3%
The Goldman Sachs Group, Inc.	8,600	1,344,610
Communications Equipment — 2.8%
QUALCOMM, Inc.	44,250	1,623,533
Computers & Peripherals — 12.0%
Apple, Inc. (a)	17,200	3,519,464
Hewlett-Packard Co.	37,600	1,909,704
Seagate Technology	75,800	1,509,178
		6,938,346
Diversified Financial Services — 2.2%
JPMorgan Chase & Co.	30,800	1,292,676
Energy Equipment & Services — 1.9%
Transocean Ltd. (a)	13,850	1,105,507
Health Care Providers & Services — 3.2%
Express Scripts, Inc. (a)	19,600	1,881,796
Health Care Technology — 3.2%
Cerner Corp. (a)	22,600	1,874,670
Hotels Restaurants & Leisure — 2.3%
Las Vegas Sands Corp. (a)	80,200	1,333,726
Household Products — 3.8%
The Procter & Gamble Co.	34,700	2,195,816
Internet & Catalog Retail — 3.3%
Amazon.com, Inc. (a)	16,050	1,900,320
Internet Software & Services — 7.0%
Baidu.com, Inc. — ADR (a)	3,600	1,867,248
Google, Inc., Class A (a)	4,200	2,212,560
		4,079,808
Machinery — 8.7%
Danaher Corp.	37,900	2,803,463
PACCAR, Inc.	62,900	2,223,515
		5,026,978
Media — 3.3%
CBS Corp., Class B	145,100	1,884,849
Metals & Mining — 2.8%
Freeport-McMoRan Copper & Gold, Inc., Class B	12,850	965,806
United States Steel Corp.	12,500	661,750
		1,627,556
Oil, Gas & Consumable Fuels — 2.5%
EOG Resources, Inc.	15,500	1,457,775

Common Stocks	Shares	Value
Personal Products — 2.9%
Avon Products, Inc.	55,600	$ 1,692,464
Pharmaceuticals — 7.7%
Abbott Laboratories	50,300	2,730,284
Teva Pharmaceutical Industries Ltd. — ADR	29,400	1,764,294
		4,494,578
Semiconductors & Semiconductor Equipment — 2.5%
Micron Technology, Inc. (a)	160,800	1,456,848
Software — 9.1%
Check Point Software Technologies Ltd. (a)	46,800	1,525,680
Microsoft Corp.	86,500	2,479,090
Salesforce.com, Inc. (a)	18,550	1,260,472
		5,265,242
Specialty Retail — 2.1%
Home Depot, Inc.	39,100	1,219,920
Total Long-Term Investments
(Cost – $49,112,578) – 97.9%		56,863,476
Short-Term Securities
United States — 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.09% (b)(c)	42,378	42,378
Total Short-Term Securities
(Cost — $42,378) — 0.1%		42,378
Total Investments (Cost — $49,154,956*) — 98.0%		56,905,854
Other Assets Less Liabilities — 2.0%		1,190,174
Net Assets — 100.0%		$ 58,096,028
* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 49,301,264
Gross unrealized appreciation		$ 8,594,573
Gross unrealized depreciation		(989,983)
Net unrealized appreciation		$ 7,604,590
(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Master LLC, for pur-
poses of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	$(1,113,518)	$ 857
(c) Represents the current yield as of report date.
• For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master
LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Portfolio Abbreviation
ADR	American Depositary Receipt

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Schedule of Investments (concluded) Master Focus Growth LLC

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identi-
cal or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Master LLC’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of February 28, 2010 in deter-
mining the fair valuation of the Master LLC’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	$ 56,863,476	—	— $	56,863,476
Short-Term
Securities	42,378	—	—	42,378
Total	$ 56,905,854		$ 56,905,854
[1] See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 31

Statement of Assets and Liabilities	Master Focus Growth LLC
February 28, 2010 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $49,112,578)	$ 56,863,476
Investments at value — affiliated (cost — $42,378)	42,378
Investments sold receivable	1,697,458
Dividends receivable	47,850
Prepaid expenses	1,176
Total assets	58,652,338
Liabilities
Withdrawals payable to the investor	279,984
Investments purchased payable	212,232
Investment advisory fees payable	16,452
Other affiliates payable	172
Other accrued expenses payable	45,980
Other liabilities	1,490
Total liabilities	556,310
Net Assets	$ 58,096,028
Net Assets Consist of
Investor’s capital	$ 50,345,130
Net unrealized appreciation/depreciation	7,750,898
Net Assets	$ 58,096,028

Statement of Operations	Master Focus Growth LLC
Six Months Ended February 28, 2010 (Unaudited)
Investment Income
Dividends	$ 276,838
Foreign taxes withheld	(2,078)
Litigation proceeds	471,040
Income — affiliated	857
Total income	746,657
Expenses
Investment advisory	163,124
Accounting services	37,305
Professional	25,607
Custodian	8,328
Directors	8,097
Printing	1,588
Miscellaneous	3,558
Total expenses	247,607
Less fees waived by advisor	(54,786)
Total expenses after fees waived	192,821
Net investment income	553,836
Realized and Unrealized Gain
Net realized gain from:
Investments	1,615,526
Litigation proceeds	846,815
2,462,341
Net change in unrealized appreciation/depreciation on investments	2,923,419
Total realized and unrealized gain	5,385,760
Net Increase in Net Assets Resulting from Operations	$ 5,939,596

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Statements of Changes in Net Assets	Master Focus Growth LLC
	Six Months
	Ended
	February 28,	Year Ended
	2010	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 553,836	$ 66,455
Net realized gain (loss)	2,462,341	(13,326,054)
Net change in unrealized appreciation/depreciation	2,923,419	2,301,685
Net increase (decrease) in net assets resulting from operations	5,939,596	(10,957,914)
Capital Transactions
Proceeds from contributions	9,618,644	12,345,155
Value of withdrawals	(7,244,681)	(16,822,060)
Net increase (decrease) in net assets derived from capital transactions	2,373,963	(4,476,905)
Net Assets
Total increase (decrease) in net assets	8,313,559	(15,434,819)
Beginning of period	49,782,469	65,217,288
End of period	$ 58,096,028	$ 49,782,469

Financial Highlights						Master Focus Growth LLC
	Six Months		Period
	Ended		December 1,
	February 28,	Year Ended	2007 to
	2010	August 31,	August 31,		Year Ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Total Investment Return
Total investment return	12.14%[1]	(15.36)%[2]	(6.55)%[3]	26.17%	11.40%	11.30%	6.07%
Ratios to Average Net Assets
Total expenses	0.91%[4]	1.01%	0.87%[4]	0.82%	0.79%	0.75%	0.73%
Total expenses after fees waived and paid indirectly	0.71%[4]	0.81%	0.67%[4]	0.62%	0.59%	0.63%	0.71%
Net investment income (loss)	2.04%[4]	0.15%	(0.07)%[4]	(0.20)%	0.30%	0.07%	0.17%
Supplemental Data
Net assets, end of period (000)	$ 58,096 $	49,782	$ 65,217 $	75,086	$ 76,961 $	99,197	$ 143,964
Portfolio turnover	46%	185%	105%	145%	117%	143%	183%
[1] Aggregate total investment return. Includes proceeds received from a settlement of litigation, which impacted the Master LLC’s total return. Not including these proceeds, the Master
LLC’s total return would have been 9.59%.
[2] Includes proceeds received from a settlement of litigation, which impacted the Master LLC’s total return. Not including these proceeds, the Master LLC’s total return would have been (27.33)%.
[3] Aggregate total investment return.
[4] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 33

Notes to Financial Statements (Unaudited) Master Focus Growth LLC

1. Organization and Significant Accounting Policies:

Master Focus Growth LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability corporation. The Master LLC’s
Limited Liability Agreement permits the Board of Directors of the Master
LLC (the “Board”) to issue nontransferable interests, subject to certain limi-
tations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: The Master LLC’s policy is to fair value its financial instruments at market value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applica-
ble. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price.
If no bid price is available, the prior day’s price will be used; unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Master LLC’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value deter-
minations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value
Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are sub-
sequently recorded when the Master LLC has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Income Taxes: The Master LLC is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master LLC is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal tax provision is required. It is intended that the Master LLC’s assets will be managed so the owner of the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Master LLC is disregarded for tax purposes; therefore, it is not required to file income tax returns.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclo-
sure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance.
The impact of this guidance on Master LLC’s financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about pur-
chases, sales, issuances and settlements in the rollforward of activity in
Level 3 fair value measurements, which are effective for fiscal years begin-
ning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Master LLC’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to the
Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Master LLC has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the
Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreements and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”), and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

34 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Notes to Financial Statements (concluded) Master Focus Growth LLC

The Master LLC has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays a monthly fee at an annual rate of
0.60% of the average daily value of the Master LLC’s net assets. The
Manager has agreed to contractually waive the administration fees of
BlackRock Focus Growth Fund, Inc. (the “Fund”) and the investment advisory fees of the Master LLC, as necessary to reduce the sum of the administration fee and investment advisory fee (as a percentage of the average daily net assets of the Master LLC) from 0.85% to 0.65% through
January 1, 2011, and also to waive the fees and/or reimburse direct expenses of the Fund and/or Master LLC to the extent necessary to limit the ordinary annual operating expenses of the Fund (after accounting for the waiver described above), (including service and distribution fees and excluding interest expense, acquired fund fees and expenses and cer-
tain other Fund expenses) as a percentage of average daily net assets allo-
cated to each class as follows: 2.25% (for Investor A Shares), 3.00% (for
Investor B and Investor C Shares) and 2.00% (for Institutional Shares) of
the Fund’s average daily net assets, so long as the sum of the fees waived and the expenses reimbursed by the Manager do not exceed the amount of fees actually due to the Manager under both the Master LLC’s investment advisory agreement and the Fund’s administration agreement. For the six months ended February 28, 2010, the Master LLC waived $54,372, which is included in fees waived by advisor in the Statement of Operations.

The Manager has voluntarily agreed to waive its advisory fee by the amount of investment advisory fees the Master LLC pays to the Manager indirectly through its investment in affiliated money market funds. For the six months ended February 28, 2010, the Master LLC waived $414, which is included in fees waived by advisor in the Statement of Operations.

The Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Manager.

For the six months ended February 28, 2010, the Master LLC reimbursed the Manager $524 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2010 were $28,197,977 and
$24,485,923, respectively.

The Master LLC received proceeds from a settlement of litigation where the
Master LLC was able to recover a portion of investment income and losses previously recorded by the Master LLC. These amounts are shown as litiga-
tion proceeds in the Statement of Operations.

4. Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Master
LLC may borrow under the credit agreement to fund shareholder redemp-
tions and for other lawful purposes other than for leverage. The Master LLC may borrow up to the maximum amount allowable under the Master LLC’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Prior to its renewal the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Master LLC based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Master LLC’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month
LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX
Index (as defined in the credit agreement) on amounts borrowed. Effective
November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Master LLC based on its net assets as of October 31,
2009, a commitment fee of 0.10% per annum on the Master LLC’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of the (a) one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Master LLC did not borrow under the credit agreement during the six months ended February 28, 2010.

6. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obligations
(credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master LLC may be exposed to counterparty risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may default. Financial assets, which potentially expose the Master LLC to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master LLC’s exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Master LLC’s Statement of Assets and Liabilities, less any collateral held by the Master LLC.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Master LLC through the date that the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 35

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member of the
Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit
Commitee and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Honorable Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A Froot, Director
Henry Gabbay, Director
John F. ‘OBrien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Anne Ackerley, Fund President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodians
State Street Bank and Trust Company1
Boston, MA 02111

The Bank of New York Mellon2
New York, NY 10286

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

1 For BlackRock Global Growth Fund, Inc.
2 For BlackRock Focus Growth Fund, Inc.

36 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on each Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule

Each Fund/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s/Master LLC’s Forms
N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (202) 551-8090. Each Fund’s/Master
LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that each Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762;
(2) at www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLC voted proxies relating to securities held in each Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 37

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions
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sumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
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intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

38 SEMI-ANNUAL REPORT FEBRUARY 28, 2010

A World-Class Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Global SmallCap Fund	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Health Sciences Opportunities Portfolio	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Healthcare Fund	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock Index Equity Portfolio*	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income
BlackRock GNMA Portfolio	Bond Portfolio	Opportunities Portfolio
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio†	BlackRock Managed Income Portfolio
BlackRock Income Builder Portfolio†	BlackRock Multi-Sector Bond Fund
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

SEMI-ANNUAL REPORT FEBRUARY 28, 2010 39

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the
Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Growth Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Growth Fund, Inc.

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Growth Fund, Inc.

Date: April 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Growth Fund, Inc.

Date: April 28, 2010